Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Apr. 19, 2012	Mar. 31, 2014 renewal_option	Dec. 31, 2013	Mar. 31, 2014 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]
Commitments and Contingencies [Line Items]
Sales receipts alleged to not be reported, amount	$ 100,000,000
Noncancelable Portion Of Leases Range Maximum		15 years
Number of Operating Lease Renewals Available		1
Operating Lease, Maximum Contract Length To Become Eligible For Renewal Contract, Term		10 years
General initial term of operating lease, minimum		5 years
General initial term of operating lease, maximum		12 years
Number of Cell Site Renewal Options Available		5.0
Years for each renewal option for cell site leases		5 years
Business Combination, Acquisition Related Costs					1,000,000	53,000,000	19,000,000				100,000,000
Minimum spectrum reconfiguration obligations			2,800,000,000
Letter of Credit, Minimum			850,000,000
Operating Leases, Rent Expense, Net				483,000,000		1,000,000,000	2,000,000,000	1,900,000,000	653,000,000	1,300,000,000
Total Payments directly attributable to performance under Report and Order			3,400,000,000
Maximum Length Of Spectrum Lease Agreements		30 years
Weighted Average Length of Spectrum Lease Agreement		23 years
Payment to Satisfy Other Spectrum Commitments									1,000,000
Maximum Remaining Commitments of Other Spectrum Commitments		$ 100,000,000
Remaining Other Spectrum Commitments Expected to Be Incurred Over Term												15 years	30 years